Business combinations (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about business combination [abstract]
Detailed disclosure of total consideration paid
The consideration paid for Discuva and the identifiable assets acquired and liabilities assumed are as follows:

£000
Consideration
Cash	6,091
2,934,272 new Summit Therapeutics plc Ordinary Shares issued	5,000
Total consideration	11,091

Schedule of Assets Acquired and Liabilities Assumed

	Book value £000	Fair value adjustment £000	Fair value £000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	1,316	—	1,316
Property, plant and equipment	329	—	329
Intangible assets - option over non-financial assets	668	—	668
Intangible assets - bacterial genetics-based platform	—	10,670	10,670
Trade and other receivables	1,129	—	1,129
Trade and other payables	(1,555)	—	(1,555)
Assumed contingent liabilities	—	(1,466)	(1,466)
Deferred tax liabilities	—	(1,814)	(1,814)
Book and fair value of identifiable net assets	1,887	7,390	9,277
Goodwill	—	1,814	1,814
Total consideration	1,887	9,204	11,091